Loss Before Income Tax	12 Months Ended
Dec. 31, 2018
Profit Loss [Abstract]
Loss Before Income Tax
16.	LOSS BEFORE INCOME TAX
a.	Other gains and losses

	For the Year Ended December 31
	2016	2017	2018
Net foreign exchange gains (losses)	$165,807	$(667,130)	$95,894
Fair value changes of financial assets mandatorily classified as at FVTPL	—	—	60,004
Loss on disposal of property, plant and equipment	(12,316)	(31,298)	—
Others	(26,019)	(263)	57,345
	$127,472	$(698,691)	$213,243

b.	Finance costs

	For the Year Ended December 31
	2016	2017	2018
Interest on government loans	$417,812	$416,698	$441,474
Preference share dividends	87,889	—	—
Interest on CSL loan	18,437	—	—
Other interest expenses	—	—	50,430
	$524,138	$416,698	$491,904

c.	Depreciation and amortization

	For the Year Ended December 31
	2016	2017	2018
Property, plant and equipment	$65,874	$200,918	$235,410
Computer software	10,010	9,058	6,355
	$75,884	$209,976	$241,765

All depreciation and amortization expenses were recognized as general and administrative expenses for the years ended December 31, 2016, 2017 and 2018.

d.	Employee benefits expense

	For the Year Ended December 31
	2016	2017	2018
Short-term benefits	$5,212,357	$7,062,311	$8,002,069
Post-employment benefits	251,187	329,455	424,157
Share-based payments (Note 19)
Equity-settled	1,419,923	769,595	451,060
Cash-settled	—	357,000	838,677
Total employee benefits expense	$6,883,467	$8,518,361	$9,715,963
An analysis of employee benefits expense by function
General and administrative expenses	$4,224,919	$4,664,285	$6,294,470
Research and development expenses	2,658,548	3,854,076	3,421,493
	$6,883,467	$8,518,361	$9,715,963

e.	Employees’ compensation and remuneration of directors

Under the Company’s Articles of Incorporation, the Company shall accrue employees’ compensation and remuneration of directors at the rates of no less than 0.1% and no higher than 1%, respectively, of profit before income tax, net of employees’ compensation and remuneration of directors.

The Company had accumulated deficits for the years ended December 31, 2016, 2017 and 2018; therefore, no compensation for employees and remuneration of directors was accrued.